Expense Example - THE GABELLI VALUE 25 FUND INC.	Apr. 30, 2021 USD ($)
CLASS A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 713
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,317
Expense Example, with Redemption, 10 Years	2,200
CLASS C
Expense Example:
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,524
CLASS I
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,426
Class AAA
Expense Example:
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	$ 1,724